                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 16th Floor
                               New York, New York 10281-1008

Carl Algermissen
Vice President &
   Associate Counsel

October 3, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

      Re:   Oppenheimer California Municipal Fund (the "Registrant")
            Reg. No. 33-23566; File No. 811-5586
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent that,  with respect to the Prospectus  dated September 27, 2006 of the Registrant, no changes were made to the Prospectus  contained in Post-Effective  Amendment No. 27 to the
Registrant's  Registration  Statement on Form N-1A, which was filed  electronically with the
Securities and Exchange Commission on September 26, 2006.

                                    Sincerely,

                                    /s/ Carl Algermissen
                                    ---------------------------------------
                                    Carl Algermissen
                                    303.768.2486
                                    calgermissen@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann